Amortized Cost and Fair Value of Available for Sale Fixed Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fixed-maturity securities, available-for-sale:
Due in one year or less, amortized cost	$ 2,218,716
Due after one year through five years, amortized cost	13,236,678
Due after five years through ten years, amortized cost	21,315,386
Due after ten years, amortized cost	40,556,205
Structured securities, amortized cost	15,288,176
Total fixed-maturity securities, available-for-sale	92,615,161	$ 84,029,645
Available-for-sale fixed-maturity securities, fair value
Due in one year or less, fair value	2,249,030
Due after one year through five years, fair value	13,781,829
Due after five years through ten years, fair value	21,909,438
Due after ten years, fair value	45,411,155
Structured securities, fair value	15,453,836
Total fixed-maturity securities, available-for-sale fair value	$ 98,805,288	$ 87,546,971